SCHEDULE OF INVESTMENTS

Ivy Limited-Term Bond Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass-Through Certificates, Series 2016-2,
3.200%, 6-15-28	$2,564	$2,635

TOTAL ASSET-BACKED SECURITIES – 0.3%		$2,635
(Cost: $2,563)

CORPORATE DEBT SECURITIES

Communication Services

Cable & Satellite – 1.0%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
3.700%, 4-15-24	5,000	5,327
SBA Tower Trust, Series 2014-2 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
3.869%, 10-8-24(A)	6,500	6,764
		12,091

Integrated Telecommunication Services – 0.8%
AT&T, Inc.,
3.400%, 5-15-25	4,550	4,766
Verizon Communications, Inc.,
3.376%, 2-15-25	3,750	3,968
		8,734

Wireless Telecommunication Service – 0.9%
Crown Castle Towers LLC:
3.222%, 5-15-22(A)	7,830	7,911
3.663%, 5-15-25(A)	2,050	2,126
		10,037
Total Communication Services - 2.7%		30,862

Consumer Discretionary

Automobile Manufacturers – 0.3%
Volkswagen Group of America, Inc.,
2.500%, 9-24-21(A)	3,400	3,429

Casinos & Gaming – 0.4%
Las Vegas Sands Corp.,
3.200%, 8-8-24	4,100	4,228

General Merchandise Stores – 1.2%
Dollar General Corp.,
3.250%, 4-15-23	4,771	4,925
Family Dollar Stores, Inc.,
5.000%, 2-1-21	8,509	8,766
		13,691
Total Consumer Discretionary - 1.9%		21,348

Consumer Staples

Brewers – 0.2%
Molson Coors Brewing Co.,
2.250%, 3-15-20	1,750	1,749

Distillers & Vintners – 0.6%
Constellation Brands, Inc.:
3.200%, 2-15-23	3,500	3,594
4.250%, 5-1-23	2,500	2,655

4.750%, 11-15-24	725	803
		7,052

Drug Retail – 0.6%
CVS Health Corp.:
3.500%, 7-20-22	3,325	3,431
2.750%, 12-1-22	3,030	3,078
		6,509

Soft Drinks – 0.6%
Coca-Cola Bottling Co. Consolidated,
3.800%, 11-25-25	3,710	3,882
Keurig Dr Pepper, Inc.,
4.057%, 5-25-23	2,675	2,820
		6,702
Total Consumer Staples - 2.0%		22,012

Energy

Oil & Gas Equipment & Services – 0.7%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
2.800%, 2-15-21	2,500	2,525
3.500%, 2-1-22	5,000	5,155
		7,680

Oil & Gas Exploration & Production – 0.2%
Aker BP ASA,
6.000%, 7-1-22(A)	2,360	2,425

Oil & Gas Storage & Transportation – 2.6%
Enbridge, Inc.,
2.900%, 7-15-22	2,913	2,967
EQT Midstream Partners L.P.,
4.750%, 7-15-23	3,500	3,509
Kinder Morgan Energy Partners L.P.:
3.500%, 3-1-21	4,500	4,562
3.450%, 2-15-23	4,090	4,216
Midwest Connector Capital Co. LLC,
3.625%, 4-1-22(A)	2,000	2,050
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.850%, 10-15-23	6,200	6,416
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4-1-21	5,700	5,836
		29,556
Total Energy - 3.5%		39,661

Financials

Consumer Finance – 4.2%
Ally Financial, Inc.,
4.250%, 4-15-21	5,320	5,440
American Express Co.,
2.500%, 7-30-24	5,000	5,054
American Honda Finance Corp.,
2.150%, 9-10-24	3,400	3,403
Discover Bank:
3.100%, 6-4-20	3,025	3,036
3.350%, 2-6-23	3,650	3,765
Ford Motor Credit Co. LLC:
2.681%, 1-9-20	3,700	3,701
2.459%, 3-27-20	7,415	7,417
3.470%, 4-5-21	1,000	1,009

General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7-6-21	5,000	5,068
4.200%, 11-6-21	5,260	5,452
Hyundai Capital America,
2.550%, 4-3-20(A)	3,600	3,601
		46,946

Diversified Banks – 4.2%
Bank of America Corp.:
4.100%, 7-24-23	2,850	3,040
4.125%, 1-22-24	4,800	5,162
BB&T Corp.,
2.500%, 8-1-24	3,400	3,441
Citizens Bank N.A.,
3.250%, 2-14-22	3,250	3,329
Huntington Bancshares, Inc.,
4.000%, 5-15-25	5,250	5,668
Korea Development Bank,
3.250%, 2-19-24	1,750	1,819
Mitsubishi UFJ Financial Group, Inc.:
2.998%, 2-22-22	2,000	2,037
2.801%, 7-18-24	3,400	3,466
Mizuho Financial Group, Inc.,
2.953%, 2-28-22	4,400	4,479
Sumitomo Mitsui Financial Group, Inc.,
2.696%, 7-16-24	3,400	3,446
Synchrony Bank,
3.000%, 6-15-22	3,500	3,567
U.S. Bancorp,
5.125%, 1-15-68	8,000	8,226
		47,680

Financial Exchanges & Data – 0.3%
Intercontinental Exchange, Inc.,
3.450%, 9-21-23	3,500	3,672

Investment Banking & Brokerage – 2.5%
E*TRADE Financial Corp.,
2.950%, 8-24-22	3,515	3,579
Goldman Sachs Group, Inc. (The):
3.000%, 4-26-22	6,388	6,466
3.500%, 1-23-25	6,459	6,772
Morgan Stanley,
4.875%, 11-1-22	9,450	10,124
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps),
3.007%, 5-31-23(B)	1,700	1,738
		28,679

Other Diversified Financial Services – 1.8%
Citigroup, Inc.:
2.700%, 3-30-21	4,893	4,939
3.750%, 6-16-24	4,500	4,778
JPMorgan Chase & Co.:
2.972%, 1-15-23	4,087	4,169
3.125%, 1-23-25	3,165	3,302
3.000%, 2-27-30(C)	3,390	3,327
		20,515

Property & Casualty Insurance – 0.5%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11-3-20	5,500	5,519

Regional Banks – 1.8%
PNC Bank N.A.:
2.550%, 12-9-21	4,000	4,047
3.250%, 6-1-25	3,955	4,147
PNC Financial Services Group, Inc. (The),
3.500%, 1-23-24	6,238	6,565
SunTrust Banks, Inc.,
3.200%, 4-1-24	4,900	5,094
		19,853

Specialized Finance – 0.2%
Syngenta Finance N.V.,
3.698%, 4-24-20(A)	2,250	2,257

Total Financials - 15.5%		175,121

Health Care

Health Care Equipment – 0.4%
Becton Dickinson & Co.,
2.894%, 6-6-22	4,100	4,166

Pharmaceuticals – 0.9%
AbbVie, Inc.,
2.300%, 11-21-22(A)	3,600	3,617
Zoetis, Inc.:
3.450%, 11-13-20	995	1,006
3.250%, 2-1-23	5,635	5,798
		10,421

Total Health Care - 1.3%		14,587

Industrials

Aerospace & Defense – 0.9%
BAE Systems plc,
4.750%, 10-11-21(A)	2,727	2,846
L3Harris Technologies, Inc.,
3.950%, 5-28-24(A)	4,280	4,543
Northrop Grumman Corp.,
3.250%, 8-1-23	2,457	2,560
		9,949

Airlines – 0.4%
Delta Air Lines, Inc.,
3.400%, 4-19-21	4,550	4,612

Environmental & Facilities Services – 1.2%
Republic Services, Inc.,
2.500%, 8-15-24	6,900	6,973
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
2.400%, 5-15-23	7,105	7,175
		14,148

Industrial Conglomerates – 0.4%
General Electric Capital Corp.,
5.012%, 1-1-24	4,811	4,924

Research & Consulting Services – 0.2%
RELX Capital, Inc. (GTD by RELX plc),
3.125%, 10-15-22	1,695	1,746

Total Industrials - 3.1%		35,379

Information Technology

Data Processing & Outsourced Services – 0.3%
PayPal Holdings, Inc.,
2.400%, 10-1-24	3,400	3,432

IT Consulting & Other Services – 0.2%
Pioneer Holding Corp.,
9.000%, 11-1-22(A)	2,800	2,926

Semiconductors – 0.2%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
2.375%, 1-15-20	2,124	2,124

Technology Hardware, Storage & Peripherals – 0.2%
NetApp, Inc.,
3.375%, 6-15-21	2,000	2,033

Total Information Technology - 0.9%		10,515

Real Estate

Specialized REITs – 2.7%
American Tower Corp.:
5.900%, 11-1-21	7,200	7,689
2.250%, 1-15-22	3,975	3,986
3.070%, 3-15-23(A)	6,165	6,243
Crown Castle International Corp.:
2.250%, 9-1-21	3,000	3,008
4.875%, 4-15-22	3,099	3,282
5.250%, 1-15-23	2,745	2,980
Equinix, Inc.,
2.625%, 11-18-24	3,500	3,506
		30,694
Total Real Estate - 2.7%		30,694

Utilities

Electric Utilities – 2.7%
CenterPoint Energy, Inc.,
2.500%, 9-1-22	4,000	4,031
Entergy Texas, Inc.,
2.550%, 6-1-21	7,225	7,228
Evergy, Inc.:
5.292%, 6-15-22(C)	2,890	3,071
2.450%, 9-15-24	3,400	3,417
MidAmerican Energy Co.,
3.700%, 9-15-23	3,000	3,153
National Rural Utilities Cooperative Finance Corp.,
2.400%, 4-25-22	4,975	5,027
Virginia Electric and Power Co., Series C,
2.750%, 3-15-23	3,940	4,010
		29,937

Multi-Utilities – 0.3%
Dominion Energy Gas Holdings LLC,
2.500%, 11-15-24	3,600	3,614

Total Utilities - 3.0%		33,551

TOTAL CORPORATE DEBT SECURITIES – 36.6%		$413,730
(Cost: $406,444)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO - 0.6%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FRR1, Class A-K10,
4.286%, 11-27-49(A)	6,500	6,483

TOTAL MORTGAGE-BACKED SECURITIES – 0.6%		$6,483
(Cost: $6,430)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.6%
U.S. Department of Transportation,
6.001%, 12-7-21(A)	5,670	6,111

Mortgage-Backed Obligations - 10.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 185 bps),
3.547%, 8-25-25(A)(B)	5,608	5,559
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps),
4.197%, 11-25-24(A)(B)	3,107	3,116
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps),
4.247%, 6-25-27(A)(B)	1,275	1,291
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
4.947%, 6-25-21(A)(B)	3,115	3,122
5.697%, 9-25-22(A)(B)	1,436	1,448
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index),
3.630%, 11-25-47(A)(B)	3,500	3,557
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.522%, 4-25-20(A)(B)	4,950	4,956
3.392%, 7-25-22(A)(B)	3,000	3,050
3.971%, 2-25-46(A)(B)	390	395
3.630%, 7-25-46(A)(B)	3,000	3,068
3.541%, 2-25-48(A)(B)	3,745	3,800
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.485%, 11-25-23(A)(B)	1,500	1,515
3.580%, 11-25-23(A)(B)	15,799	16,195
3.868%, 5-25-45(A)(B)	6,500	6,691
3.556%, 6-25-45(A)(B)	1,000	1,027
3.565%, 11-25-47(A)(B)	2,050	2,121
3.541%, 2-25-48(A)(B)	4,000	4,077
3.587%, 6-25-48(A)(B)	2,500	2,559
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
4.055%, 5-25-25(A)(B)	985	1,021
3.779%, 10-25-48(A)(B)	5,825	6,026
3.674%, 11-25-49(A)(B)	5,100	5,225
3.647%, 11-25-50(A)(B)	12,055	12,315
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates,
5.500%, 4-1-20	2	2

Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 10-25-41	8,923	8,875
2.000%, 12-25-42	898	898
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.646%, 7-1-20	1,394	1,399
4.381%, 6-1-21	6,775	6,944
5.500%, 2-1-22	85	85
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3-16-42	3,898	3,879
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
3.500%, 4-20-34	3,187	3,262
		117,478

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 11.0%		$123,589
(Cost: $121,765)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 46.5%
U.S. Treasury Notes:
2.875%, 10-31-20	29,150	29,439
2.500%, 12-31-20	8,000	8,066
2.000%, 1-15-21	11,500	11,542
2.500%, 1-31-21	15,500	15,641
2.500%, 2-28-21	6,000	6,058
2.250%, 4-30-21	14,000	14,116
2.625%, 5-15-21	20,000	20,272
2.250%, 7-31-21	27,000	27,267
2.750%, 8-15-21	25,000	25,451
2.750%, 9-15-21	3,600	3,668
2.875%, 10-15-21	18,700	19,115
2.000%, 10-31-21	5,000	5,036
2.000%, 12-31-21	5,000	5,038
1.875%, 1-31-22	6,500	6,536
2.000%, 2-15-22	11,000	11,090
1.750%, 5-31-22	16,000	16,056
1.750%, 7-15-22	34,000	34,116
2.000%, 7-31-22	16,500	16,662
1.375%, 10-15-22	7,000	6,954
2.000%, 10-31-22	42,500	42,944
2.125%, 12-31-22	25,000	25,366
2.500%, 3-31-23	30,950	31,788
2.750%, 4-30-23	24,500	25,371
1.375%, 9-30-23	10,000	9,893
2.875%, 9-30-23	31,250	32,614
2.875%, 10-31-23	21,000	21,933
2.125%, 2-29-24	5,250	5,343
2.125%, 3-31-24	7,500	7,633
1.750%, 6-30-24	40,500	40,591
		525,599

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 46.5%		$525,599
(Cost: $515,928)

SHORT-TERM SECURITIES

Commercial Paper(D) - 4.0%
Campbell Soup Co.:
2.103%, 1-8-20	7,077	7,074
2.020%, 1-27-20	5,000	4,992
Diageo Capital plc (GTD by Diageo plc),
1.900%, 1-31-20	1,500	1,497

General Motors Financial Co., Inc.:
2.103%, 1-9-20	6,200	6,196
2.560%, 2-3-20	13,000	12,969
Kellogg Co.,
1.800%, 1-2-20	3,209	3,209
Sherwin-Williams Co. (The),
2.093%, 1-8-20	3,500	3,499
Sonoco Products Co.,
1.780%, 1-2-20	2,100	2,100
Sysco Corp.,
2.002%, 1-3-20	2,000	2,000
Walgreens Boots Alliance, Inc.,
2.001%, 1-7-20	2,000	1,999
		45,535

Master Note - 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.860%, 1-6-20(E)	920	920

	Shares

Money Market Funds (F) - 0.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	518	518

	Principal

Notes - 0.4%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
1.980%, 1-7-20(E)	$5,000	5,000

TOTAL SHORT-TERM SECURITIES – 4.5%		$51,973
(Cost: $51,980)

TOTAL INVESTMENT SECURITIES – 99.5%		$1,124,009
(Cost: $1,105,110)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		5,946

NET ASSETS – 100.0%		$1,129,955

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $155,466 or 13.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(C)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2019.

(D)	Rate shown is the yield to maturity at December 31, 2019.
(E)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$2,635	$—
Corporate Debt Securities	—	413,730	—
Mortgage-Backed Securities	—	6,483	—
United States Government Agency Obligations	—	123,589	—
United States Government Obligations	—	525,599	—
Short-Term Securities	518	51,455	—
Total	$518	$1,123,491	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,105,110

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	19,530

Gross unrealized depreciation	(631)

Net unrealized appreciation	$18,899